STOCK OPTION PLANS	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
STOCK OPTION PLANS

NOTE 9: STOCK OPTION PLANS

During Fiscal 2005, the Company established, and the stockholders approved, an Employee Benefit and Consulting Services Compensation Plan (the “2005 Plan”) for the granting of up to 5,000 post-split non-statutory and incentive stock options and stock awards to directors, officers, consultants, and key employees of the Company. On June 9, 2005, the Board of Directors amended the Plan to increase the number of stock options and awards to be granted under the Plan to 10,000 post-split shares. During Fiscal 2009, the Company established a plan of long-term stock-based compensation incentives for selected Eligible Participants of the Company covering 10,0000 post-split shares. This plan was adopted by the Board of Directors and approved by stockholders in October 2009 and shall be known as the 2009 Employee Benefit and Consulting Services Compensation Plan (the “2009 Plan”). In September 2013, the Company’s stockholders approved an increase in the number of shares covered by the 2009 Plan to 25,000 post-split shares. In February 2015, the Board approved, subject to stockholder approval within one year, an increase in the number of shares under the 2009 Plan to 50,000 post-split shares; however, stockholder approval was not obtained within the requisite one year and the anticipated increase in the 2009 Plan was canceled. In the first quarter of 2016, the Board approved, and stockholders ratified a 2016 Employee Benefit and Consulting Services Compensation Plan covering 25,000 post-split shares (the “2016 Plan”) and approving moving all options which exceeded the 2009 Plan limits to the 2016 Plan. In December 2018, the Board of Directors adopted and in February 2019. the stockholders ratified the 2018 Employee Benefit and Consulting Services Compensation Plan covering 75,000 post-split shares (the “2018 Plan”). On April 2, 2019, the Board approved the “2019 Plan” identical to the 2018 Plan, except that the 2019 Plan covers 150,000 post-split shares. The 2019 Plan required stockholder approval by April 2, 2020, in order to be able to grant incentive stock options under the 2019 Plan. Stockholder approval of the 2019 Plan was not obtained. Accordingly, only non-statutory stock options can be issued under the 2019 Plan. The 2005, 2009, 2016, 2018 and 2019 plans are collectively referred to as the “Plans.”

All stock options under the Plans are granted at or above the fair market value of the common stock at the grant date. Employee and non-employee stock options vest over varying periods and generally expire either 5 or 10 years from the grant date. The fair value of options at the date of grant was estimated using the Black-Scholes option pricing model. For option grants, the Company will take into consideration payments subject to the provisions of ASC 718 “Stock Compensation”, previously Revised SFAS No. 123 “Share-Based Payment” (“SFAS 123 (R)”). The fair values of these restricted stock awards are equal to the market value of the Company’s stock on the date of grant, after taking into certain discounts. The expected volatility is based upon historical volatility of our stock and other contributing factors. The expected term is based upon observation of actual time elapsed between date of grant and exercise of options for all employees. Previously, such assumptions were determined based on historical data. The weighted average assumptions made in calculating the fair values of options granted during the three months and nine months ended September 30, 2021, and September 30, 2020, are as follows:

	Three Months Ended September 30		Nine Months Ended September 30
	2021	2020	2021	2020
Expected volatility	–	746.54%	89.11%	592.89%
Expected dividend yield	–	–	–	–
Risk-free interest rate	–	0.27%	1.16%	0.74%
Expected term (in years)	–	5.00	10.00	5.00

	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2021	302,846	45.85	4.65	$–
Granted	25,000	60.00	9.01	–
Exercised	–	–	–	–
Cancelled & expired	(1,313)	–	–	–

Outstanding, September 30, 2021	326,533	46.77	4.79	$–

Options exercisable, September 30, 2021	305,556	46.10	4.72	$–

The weighted-average grant-date fair value of options granted during the nine months ended September 30, 2021, and 2020 was $0 and $0, respectively.

The aggregate intrinsic value of options outstanding and options exercisable at September 30, 2021 is calculated as the difference between the exercise price of the underlying options and the market price of the Company's common stock for the shares that had exercise prices, that were lower than the $7.25 closing price of the Company's common stock on September 30, 2021.

As of September 30, 2021, the fair value of unamortized compensation cost related to unvested stock option awards is $1,209,692.

The weighted average assumptions made in calculating the fair value of warrants granted during the three and nine months ended September 30, 2021, and 2020 are as follows:

	Three Months Ended September 30		Nine Months Ended September 30
	2021	2020	2021	2020
Expected volatility	157.44%	–	157.44%	449.47%
Expected dividend yield	–	–	–	–
Risk-free interest rate	0.82%	–	0.82%	0.91%
Expected term (in years)	5.00	–	5.00	5.83

	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2021	466,636	$52.50	6.31	$–
Granted	437,500	$42.51	2.42	$7,813
Exercised	–	$–	–	$–
Expired	–	$–	–	$–
Outstanding, September 30, 2021	904,136	$47.68	4.04	$–
Warrants exercisable, September 30, 2021	904,136	$47.68	4.04	$7,813